Net Loss Per Share - Antidilutive Securities (Details) - shares shares in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total (in shares)	48,389	408,004	48,389	408,004	406,726	363,548
Options to purchase common stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total (in shares)	48,389	44,857	48,389	44,857	43,159	34,217
Convertible preferred stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total (in shares)	0	108,721	0	108,721	108,721	108,721
Bridge Loan
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total (in shares)	0	247,777	0	247,777	248,197	214,787
Warrants | Warrants to purchase convertible preferred stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total (in shares)	0	6,649	0	6,649	4,774	3,948